Condensed Financial Information of the Parent Company (Unaudited) - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash	$ 240,307	$ 1,047,028
Prepayments		222,556
Amount due from related parties	14,537,606	14,160,255
Total current assets	14,777,913	15,429,840
NON-CURRENT ASSET
Other non-current asset	2,280,000
Investment in subsidiaries and VIEs	46,717,533	45,909,984
Total assets	63,775,446	61,339,824
LIABILITIES	19,022,143	16,782,871
Ordinary shares: $0.008 and $0.008 par value, 100,000,000 and 50,000,000 shares authorized, 6,679,065 and 3,441,172 shares issued and outstanding as of December 31, 2024 and 2023, respectively	53,433	27,529
Share subscription receivables	(847,086)	(847,086)
Additional paid-in capital	47,862,986	41,220,949
Statutory reserves	890,021	890,021
Retained earnings	(1,285,714)	4,901,797
Accumulated other comprehensive (loss) income	(1,920,337)	(1,636,257)
Total shareholders’ equity	44,753,303	44,556,953
Total liabilities and shareholders’ equity	$ 63,775,446	$ 61,339,824